Short Term Bank Loans	12 Months Ended
Dec. 31, 2021
Short Term Bank Loans [Member]
SHORT TERM BANK LOANS

Note 10 — SHORT TERM BANK LOANS

Short-term bank loans consisted of the following loans:

Lender	December 31, 2021	Term	Effective Interest Rate
China Everbright Bank	$470,765	March 30, 2021 to March 29, 2022	4.35%
Zhejiang Tailing Bank	313,844	February 08, 2021 to February 08, 2022	5.88%
Total	784,609
Less: current portion	784,609
Long term portion	$-

All principal of the above loans as of December 31, 2021 are due upon maturity and interest payments are due on a quarterly or monthly basis.

The Group repaid $313,844 to Zhejiang Tailong Bank on February 08, 2022, and $470,765 to China Everbright Bank on March 25, 2022

Interest expense for these loans was $ 31,355, nil and nil for the years ended December 31, 2021, 2020 and 2019, respectively.